Trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Trade receivables [line items]
Trade receivables	€ 32,346	€ 42,509		€ 38,764
Allowance for doubtful accounts	(1,475)	(1,532)		(1,873)
Total	€ 30,871	€ 40,977	[1]	€ 36,891

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.